Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

PRC	317,844	570,659	946,261	152,510
Non PRC	(13,975)	(2,203)	(4,800)	(774)

	303,869	568,456	941,461	151,736

Income Tax Expense	The income tax expense is comprised of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Current	84,851	136,047	187,447	30,211
Deferred	6,137	(23,753)	5,334	860

	90,988	112,294	192,781	31,071

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Income before income tax expense	303,869	568,456	941,461	151,736

Income tax expense computed at applicable tax rates (25%)	75,967	142,114	235,365	37,935
Non-deductible expenses	14,571	697	8,344	1,345
Valuation allowances	—	2,114	5,493	885
Outside basis difference	30,278	14,254	27,789	4,479
Effect of international tax rate difference	3,494	551	1,200	193
Interest expense relating to unrecognized tax benefits	685	2,115	3,984	642
Effect of preferential tax rate	(34,007)	(49,551)	(89,394)	(14,408)

Income tax expense	90,988	112,294	192,781	31,071

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Deferred tax assets
Current
Allowance for doubtful accounts	367	84	13
Accrued staff cost	19,538	31,463	5,071
Accrued expenses	5,251	7,802	1,258
Revenue recognition	11,174	17,941	2,892
Tax losses	2,437	2,962	477
Less: Valuation allowances	(2,114)	(2,283)	(368)

Net current deferred tax assets	36,653	57,969	9,343

Non-current
Tax losses	—	5,324	858
Less: Valuation allowances	—	(5,324)	(858)

Net non-current deferred tax assets	—	—	—

Total deferred tax assets	36,653	57,969	9,343

Deferred tax liabilities
Non-current
Intangible assets	10,816	9,677	1,559
Outside basis difference	470,911	498,700	80,376

Total non-current deferred tax liabilities	481,727	508,377	81,935

Total deferred tax liabilities	481,727	508,377	81,935

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Beginning balance	17,379	26,659	4,297
Additions based on tax positions related to current year	16,514	4,662	751
Decreases based on tax positions related to prior years	(7,234)	(14,047)	(2,264)

Ending balance	26,659	17,274	2,784